Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Share-Based Compensation
Schedule Of Share And Stock Option Data

	2007 Plan	2001 Plan	1996 Plan
Shares available for future awards or grants	1,895,274	—	—
Outstanding stock option grants	860,744	594,725	24,000
Outstanding unvested restricted stock awards	559,712	—	—

Schedule Of Unrecognized Compensation Cost

	September 30,
	2011	2010
Unrecognized Compensation Cost
Stock options	$4,964	$4,471
Restricted stock awards	6,575	8,714

Total	$11,539	$13,185

Remaining weighted average service period (Years)	2.3	2.2

Fair Value Assumptions

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Risk-Free Interest Rate	1.9%	2.1%	1.5%
Expected Volatility	44%	43%	42%
Expected Life (Years)	5.2	5.3	5.2
Dividend Yield	None	None	None

Stock Option Activity

	Number of Options (000s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000s)
Outstanding at October 1, 2010	1,720	$21.58
Granted	291	$37.41
Exercised	(391)	$15.04		$10,933
Forfeited	(140)	$31.90

Outstanding at September 30, 2011	1,480	$25.44	6.1	$13,198

Exercisable at September 30, 2011	971	$21.01	4.8	$12,971

Summary Of Restricted Stock Activity

	Number of Shares (000s)	Weighted Average Fair Value
Unvested at October 1, 2010	623	$34.27
Granted	172	$37.73
Vested	(102)	$39.53
Forfeited	(133)	$33.56

Unvested at September 30, 2011	560	$34.54